787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 27, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 384 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Equity Trust, a Maryland statutory trust (the “Trust”), Post-Effective Amendment No. 384 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with respect to EnTrustPermal Alternative Core Fund (the “Fund”).

The Amendment is being filed to include disclosure about the change of control of the Fund’s subadviser as a result of the combination of the subadviser’s parent, The Permal Group, with EnTrust Capital. The subadvisory contract between the Fund’s manager and the subadviser, now called EnTrustPermal Management LLC, was approved by the Fund’s shareholders on May 20, 2016.

The Amendment also contains disclosure about the offering of Class T shares (which will be converted from Class FI shares, effective March 31, 2017) and about Class A sales charge variations offered by specific financial intermediaries (defined as “Service Agents” in the Prospectus and Statement of Additional Information (“SAI”)). The Amendment includes disclosures substantially similar to those included in Post-Effective Amendment No. 377 (“Amendment No. 377”), which was filed on January 20, 2017 with respect to ClearBridge Large Cap Growth Fund. Amendment No. 377 serves as the Template Filing for future post-effective amendments to be filed by other Legg Mason funds to add disclosure about Class T shares and Class A sales charge variations as contemplated by IM Guidance Update No. 2016-06 (Dec. 2016). On February 2, 2017, in a telephone conversation between Jay Williamson of the Staff of the Division of Investment Management and the undersigned, the Staff granted the Legg Mason funds’ request for Rule 485(b)(1)(vii) treatment for future filings containing disclosure about the offering of Class T shares and Class A sales charge variations offered by specific Service Agents. As of the date hereof, no comments have been received on Amendment No. 377. The Trust will revise the disclosure in the Rule 485(b) amendment to be filed with respect to the Fund in April 2017 in response to Staff comments on these sections.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    MILAN     ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

The disclosures in the sections of the Fund’s Prospectus captioned “More on the fund’s management” and in the Fund’s SAI captioned “Investment Management and Other Services” have been revised to disclose the change in control of the Fund’s subadviser. The disclosures in the sections of the Fund’s Prospectus captioned “Fees and expenses of the fund,” “Purchase and sale of fund shares,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors – eligible investors,” and “Exchanging shares” have been revised to include the disclosures filed in Amendment No. 377. In addition, an “Appendix: Waivers and Discounts Available from Certain Service Agents” has been added as in Amendment No. 377. The disclosure in the sections of the Fund’s SAI captioned “Purchase of Shares,” “Redemption of Shares” and “Exchange Privilege” have been revised as in Amendment No. 377. The disclosures in the rest of the Prospectus and SAI have not been materially revised from the Fund’s current Prospectus and SAI. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on April 28, 2017 pursuant to Rule 485(a)(1) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Susan Lively, Legg Mason & Co., LLC

Angela N. Velez, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Juliet Mun, Willkie Farr & Gallagher LLP